Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (Data presented is as of the securitization date)			Assets That Were Subject of Demand (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Assets That Were Repurchased or Replaced (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Assets Pending Repurchase or Replacement (within cure period) (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Demand in Dispute (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Demand Withdrawn (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Demands Rejected (Data presented is as of the end of the reporting period: 12/31/2012 (1)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
IXIS REAL ESTATE CAPITAL TRUST 2006-HE2 CIK # 001360498	X	Accredited	744	160,052,664.33	16.00%	49	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	49	0.00	0.000	(2)
		Chapel	375	78,034,749.71	7.80%	24	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	24	0.00	0.000	(3)
		Encore	439	107,536,766.51	10.75%	25	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	25	0.00	0.000	(4)
		First Banc	168	29,027,375.43	2.90%	18	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	18	0.00	0.000	(5)
		First Horizon	84	12,614,313.01	1.26%	3	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	3	0.00	0.000	(6)
		First NLC	691	151,717,878.64	15.17%	65	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	65	0.00	0.000	(7)
		Flex Point	54	12,748,413.47	1.27%	1	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	1	0.00	0.000	(8)
		Fremont	50	10,831,881.89	1.08%	2	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	2	0.00	0.000	(9)
		Funding America	90	13,744,869.61	1.37%	4	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	4	0.00	0.000	(10)
		Lenders	460	95,462,477.45	9.54%	54	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	54	0.00	0.000	(11)
		Lime Financial	51	11,813,674.94	1.18%	5	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	5	0.00	0.000	(12)
		Mandalay	32	8,939,140.27	0.89%	5	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	5	0.00	0.000	(13)
		Master Financial	620	117,926,716.23	11.79%	70	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	70	0.00	0.000	(14)
		New Century	693	127,284,045.10	12.72%	37	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	37	0.00	0.000	(15)
		Rose Mortgage	220	50,217,290.25	5.02%	16	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	16	0.00	0.000	(16)
		Town and Country	55	12,367,691.54	1.24%	5	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	5	0.00	0.000	(17)
Total by Issuing Entity:			4826	1,000,319,948.38	100.00%	383	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	383	0.00	0.000	(18)

(1) For the columns in which the data is presented as of December 31, 2012, the outstanding principal balance of any loan that was liquidated prior to such date was treated as $0.00.
(2) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $18,189,181.17 and 1.818%, respectively.

(3) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $8,626,283.94 and 0.862%, respectively.

(4) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $10,320,667.78 and 1.032%, respectively.

(5) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $5,921,657.74 and 0.592%, respectively.

(6) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,214,500.00 and 0.121%, respectively.

(7) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $22,644,026.39 and 2.264%, respectively.

(8) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $239,897.08 and 0.024%, respectively.

(9) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,149,422.40 and 0.115%, respectively.

(10) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,719,214.33 and 0.172%, respectively.

(11) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $18,920,184.30 and 1.891%, respectively.

(12) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,730,950.00 and 0.173%, respectively.

(13) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,844,795.00 and 0.184%, respectively.

(14) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $24,055,839.43 and 2.405%, respectively.

(15) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $14,657,859.71 and 1.465%, respectively.

(16) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $5,777,947.92 and 0.578%, respectively.

(17) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,859,967.94 and 0.186%, respectively.

(18) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $138,872,395.13 and 13.882%, respectively.